Transfers of Financial Assets - Summary of Carrying Amount of Financial Assets (Detail) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016
Available-for-sale financial assets [member] | Shares [member]
Disclosure of financial assets [line items]
Carrying amount of transferred assets	€ 114	€ 226
Carrying amount of associated liabilities	122	242
Available-for-sale financial assets [member] | Debt securities [member]
Disclosure of financial assets [line items]
Carrying amount of transferred assets	5,805	5,298
Carrying amount of associated liabilities	5,929	5,400
Financial assets at fair value through profit or loss [member] | Debt securities [member]
Disclosure of financial assets [line items]
Carrying amount of transferred assets	54	20
Carrying amount of associated liabilities	55	21
Financial assets at fair value through profit or loss [member] | Investment contracts for account of policyholders [member]
Disclosure of financial assets [line items]
Carrying amount of transferred assets	384	194
Carrying amount of associated liabilities	€ 93	€ 204